OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 7 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2014	2013

Refundable deposits with suppliers	$-	$2,784,818
Deposits for open project bids	48,812	129,151
VAT deductible	61,959	298,056
Guarantee fee	406,769	-
Other receivables	428,779	235,861
	$946,319	$3,447,886